Bank Borrowings (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Nov. 10, 2025 MYR (RM)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Aug. 09, 2023 MYR (RM)
Bank Borrowings [Abstract]
Borrowings amount						$ 53,029	RM 69,000
Borrowings fixed rate			4.78%	4.78%			3.55%
Interest related to bank borrowings	RM 9,424	$ 2,323	RM 808,000	$ 199,211	RM 4,056
Secured bank borrowing	RM 841,815	$ 207,548			RM 53,029